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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management Co.

Address: 375 Park Avenue
         Suite 2709
         New York, NY 10152



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

    James Morley                  New York, NY                   5/12/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



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------------------------------------------------------------------------------------------------------------------------
                                                      VALUATION CURRENCY: USD

           ITEM 1            ITEM 2    ITEM 3      ITEM 4    ITEM 5        ITEM 6       ITEM 7            ITEM 8
           ------            ------    ------      ------    ------        ------       ------            ------
       NAME OF ISSUER        TITLE     CUSIP       FAIR     SHARES OF   INVEST. DESC.   MANA-        VOTING AUTHORITY
                              OF      NUMBER      MARKET    PRINCIPLE            SHARED GERS
                             CLASS                 VALUE     AMOUNT  SOLE  SHARED OTHER            SOLE  SHARED    OTHER
------------------------------------------------------------------------------------------------------------------------
***PARTNERRE LTD             COMMON  G6852T105    3396323    54700 N  X                 NORT                       54700
AMVESCAP PLC-ORD 25P         BSTK    G4917N106    6236296   667800 N  X                 NORT                      667800
AON CORP                     COMMON  037389103   10103534   243400 N  X                 NORT                      243400
ARES CAPITAL CORP            OTC EQ  04010L103   11873940   691149 N  X                 NORT                      691149
ASTORIA FINANCIAL CORP       COMMON  046265104    5173416   167100 N  X                 NORT                      167100
BANK OF AMERICA CORP         COMMON  060505104    9784950   214865 N  X                 NORT                      214865
BANK OF NEW YORK CO INC      COMMON  064057102    9456896   262400 N  X                 NORT                      262400
CALL BANK OF NY SEP 35       CALL O  0640576EG      85000    50000 C  X                 NORT                       50000
CALL FRIEDMAN BIL SEP 17.5   CALL O  3584347AB      92500   100000 C  X                 NORT                      100000
CALL JPMORGAN FEB 40         CALL O  61688K5AD     112500   300000 C  X                 NORT                      300000
CALL MELLON FNCL MAY 27.5    CALL O  58551P4AF      26875    25000 C  X                 NORT                       25000
CALL SOVEREIGN BA JAN 22.5   CALL O  8459058AX     503125   175000 C  X                 NORT                      175000
CALL WASH MUT INC SEP 35     CALL O  9393227AH     675000   150000 C  X                 NORT                      150000
CHARLES SCHWAB CORP NEW      OTC EQ  808513105    9627274   559400 N  X                 NORT                      559400
CONNECTICUT BANK & TRUST C   OTC EQ  207546102    2500000   250000 N  X                 NORT                      250000
DIME COMMUNITY BANCSHARES    OTC EQ  253922108    2417465   168230 N  X                 NORT                      168230
ECB BANCORP INC              OTC EQ  268253101    2631738    79150 N  X                 NORT                       79150
FLUSHING FINANCIAL CORP      OTC EQ  343873105    4455792   255200 N  X                 NORT                      255200
GENWORTH FINANCIAL INC       COMMON  37247D106   12349042   369400 N  X                 NORT                      369400
GREATER BAY BANCORP          OTC EQ  391648102    8045294   290025 N  X                 NORT                      290025
HARRINTON WEST FINANCIAL     OTC EQ  41383L104    4046567   249634 N  X                 NORT                      249634
INDEPENDENT BANK CORP-MASS   OTC EQ  453836108    4746851   147647 N  X                 NORT                      147647
IRWIN FINANCIAL CORP         COMMON  464119106    5603284   289875 N  X                 NORT                      289875
JAMES RIVER GROUP INC        OTC EQ  470359100    4172600   155000 N  X                 NORT                      155000
KANSAS CITY LIFE INSURANCE   OTC EQ  484836101    4893420    95500 N  X                 NORT                       95500
KMG AMERICA CORP             COMMON  482563103    9454520  1104500 N  X                 NORT                     1104500
LEGACY BK HARRISBURG PA      OTC EQ  52463U104    5040850   295651 N  X                 NORT                      295651
MAX RE CAPITAL LTD           OTC EQ  G6052F103   14864290   624550 N  X                 NORT                      624550
MELLON FINL CORP             COMMON  58551A108    6820960   191600 N  X                 NORT                      191600
MERRILL LYNCH & CO INC       COMMON  590188108    8066993   102425 N  X                 NORT                      102425
MGIC INVESTMENT CORP-WIS     COMMON  552848103    9314874   139800 N  X                 NORT                      139800
MORGAN STANLEY               COMMON  617446448    7701732   122600 N  X                 NORT                      122600
NEW ENGLAND BANCSHARES INC   OTC EQ  643863202    1274608   118900 N  X                 NORT                      118900
NEWALLIANCE BANCSHARES INC   COMMON  650203102     721500    50000 N  X                 NORT                       50000
PEOPLES BANK-BRIDGEPORT CO   OTC EQ  710198102    3127625    95500 N  X                 NORT                       95500
PLATINUM UNDERWRITERS        COMMON  G7127P100    1664520    57200 N  X                 NORT                       57200
PMI GROUP INC                COMMON  69344M101   11374384   247700 N  X                 NORT                      247700
PROCENTURY CORPOATION        OTC EQ  74268T108    7379240   541000 N  X                 NORT                      541000
SOVEREIGN BANCORP INC        COMMON  845905108   13078079   596900 N  X                 NORT                      596900
STERLING BANCORP-N.Y.        COMMON  859158107     869320    42200 N  X                 NORT                       42200
SWS GROUP INC                COMMON  78503N107    4631165   177100 N  X                 NORT                      177100
TRANSCOMMUNITY FINANCIAL C   OTC EQ  893548107    3773000   440000 N  X                 NORT                      440000
U S BANCORP-DEL              COMMON  902973304    9031813   296125 N  X                 NORT                      296125
U S I HOLDINGS CORP          OTC EQ  90333H101    3569569   221300 N  X                 NORT                      221300
UNITED AMERICA INDEMNITY     OTC EQ  90933T109    9439380   412200 N  X                 NORT                      412200
WACHOVIA CORP                COMMON  929903102    9762116   174168 N  X                 NORT                      174168
WADDELL & REED FINANCIAL I   COMMON  930059100    6822446   295344 N  X                 NORT                      295344
WTS DIME BANCORP INC NEW     OTC EQ  25429Q110      70342   413775 N  X                 NORT                      413775
                                     TOTAL      270863008

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